Operating leases as lessee	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating leases as lessee
15.
Operating leases as lessee

The Company leased its head office space under a short-term lease which expired in the financial year 2021. The only other lease arrangement in place during the years ended December 31, 2022 and 2021 was for the Company’s Taiwanese subsidiary, Jaymax, which had a two-year lease in place since October 1, 2021. This lease was terminated in December 2022 to which an immaterial termination fee was incurred.